Earnings Per Share - Schedule of Net Loss Attributable to Common Shares, Weighted Average Common Shares and Effect of Dilutive Securities (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 22, 2019
Numerator:
Net income (loss)	$ 42	$ 212	$ (8,072)
Net loss (income) attributable to noncontrolling interest	(14)	518	0
Cumulative preferred stock dividends and redemption premium	0	(42)	0
Net income (loss) attributable to common stockholders	28	688	$ (8,072)
Net loss from continuing operations attributable to common shares - diluted	$ 42	$ 170
Denominator:
Weighted average common shares outstanding - basic (in shares)	8,860,760	17,322,182
Effect of dilutive shares for diluted net income per common share:
Effect of dilutive shares for diluted net income per common share (in shares)	0	3,807,022
Effect of dilutive shares for diluted net income per share: Unvested RSUs (in shares)	0	28,792
Diluted (in shares)	8,860,760	21,157,996
Net income available to common stockholders per common share, basic (in dollars per share)	$ 0	$ 0.04
Net income available to common stockholders per common share, diluted (in dollars per share)	$ 0	$ 0.01